UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd., Columbus, Oh 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1012

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1.	Schedule of Investments.

<<Insert schedule of investments here>>

Excelsior Funds, Inc.

Money Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
BANK NOTES (3.35%):
50,000,000	Bank of America, 2.23%, 02/14/05	$50,000,000

Total BANK NOTES (Cost $50,000,000)		50,000,000

CERTIFICATES OF DEPOSIT (13.40%):
50,000,000	Societe Generale, 2.31%, 02/02/05	50,000,000
75,000,000	Washington Mutual Corp., 2.35%, 02/02/05	75,000,000
75,000,000	Wells Fargo Co., 2.32%, 01/12/05	75,000,000

Total CERTIFICATES OF DEPOSIT (Cost $200,000,000)		200,000,000

COMMERCIAL PAPER (50.48%):
50,000,000	American Express Credit Corp., Discount Note, 2.26%, 01/12/05	49,965,472
50,000,000	Danske Bank, Discount Note, 2.33%, 02/02/05	49,896,444
50,000,000	Dexia Bank, Discount Note, 2.32%, 2.32% 1/24/05	49,925,889
34,850,000	Gannett Company, Discount Note, 2.25%, 01/05/05	34,841,288
75,000,000	General Electric Capital Corp., Discount Note, 2.31%, 02/03/05	74,841,188
75,000,000	Goldman Sachs Co., Discount Note, 2.33%, 01/28/05	74,868,937
50,000,000	HBOS Treasury Services plc, Discount Note, 2.33%, 01/27/05	49,916,042
75,000,000	HSBC Household Finance Corp., Discount Note, 2.33%, 01/28/05	74,868,937
50,000,000	New Center Asset Trust, Discount Note, 2.33%, 01/18/05	49,944,986
75,000,000	Ranger Funding, Discount Note, 2.36%, 02/02/05	74,842,667
50,000,000	Royal Bank of Scotland, Discount Note, 2.35%, 02/15/05	49,853,125
45,000,000	UBS Finance Corp., Discount Note, 2.12%, 01/03/05	44,994,700
75,000,000	Windmill Funding Corp., Discount Note, 2.34%, 01/28/05	74,868,375

Total COMMERCIAL PAPER (Cost $753,628,050)		753,628,050

CORPORATE BONDS (4.69%):
70,000,000	Countrywide Home Loan Corp., MTN, (a), 2.14%, 01/18/05	70,000,296

Total CORPORATE BONDS (Cost $70,000,296)		70,000,296

U.S. GOVERNMENT & AGENCY OBLIGATIONS (26.74%):
100,000,000	Federal Home Loan Bank, Discount Note, 2.24%, 01/10/05	99,944,000
100,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 2.29%, 02/07/05	99,764,639
200,000,000	Federal National Mortgage Association, Discount Note, 2.31%, 02/07/05	199,525,167

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $399,233,806)		399,233,806

SHORT-TERM INVESTMENTS (0.04%):
620,267	Dreyfus Government Cash Management Fund (b)	620,267

Total SHORT-TERM INVESTMENTS (Cost $620,267)		620,267

REPURCHASE AGREEMENT (1.47%):
22,000,000	Morgan Stanley Dean Witter, 2.20%, dated 12/31/04, due 01/03/05, to be repurchased at $22,004,033 (collateralized by U.S. Government Obligation, par value $21,525,000, maturing on 01/05/27; total market value $22,062,298)	22,000,000

Total REPURCHASE AGREEMENT (Cost $22,000,000)		22,000,000

Total Investments (Cost $1,495,482,419) (c) - 100.17%		1,495,482,419
Liabilities in excess of other assets - (0.17)%		(2,523,072)

NET ASSETS - 100.00%		$1,492,959,347

(a)	Variable rate security – The rate disclosed is as of December 31, 2004

(b)	Registered Investment Company

(c)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

Discount Note – The rate reported is the discount rate at the time of purchase.

MTN – Medium Term Note

plc – public liability company

Excelsior Funds, Inc.

Government Money Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (95.41%):
50,000,000	Federal Farm Credit Bank, Discount Note, 2.17%, 01/11/05	$49,969,861
44,000,000	Federal Home Loan Bank, Discount Note, 1.25%, 01/03/05	43,996,944
98,000,000	Federal Home Loan Bank, Discount Note, 2.24%, 01/10/05	97,945,120
92,970,000	Federal Home Loan Mortgage Corporation, Discount Note, 2.29%, 02/07/05	92,751,185
200,000,000	Federal National Mortgage Association, Discount Note, 2.31%, 02/07/05	199,525,167

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $484,188,277)		484,188,277

SHORT-TERM INVESTMENT (0.06%):
304,121	Dreyfus Treasury Prime Cash Management Fund (a)	304,121

Total SHORT-TERM INVESTMENT (Cost $304,121)		304,121

REPURCHASE AGREEMENT (4.73%):
24,000,000	Morgan Stanley Dean Witter, 2.20%, dated 12/31/04, due 01/03/05, to be repurchased at $24,004,400 (collateralized by U.S. Government Obligation, par value $23,170,000, maturing on 01/05/27; total market value $24,480,495)	24,000,000

Total REPURCHASE AGREEMENT (Cost $24,000,000)		24,000,000

Total Investments (Cost $508,492,398) (b) - 100.20%		508,492,398
Liabilities in excess of other assets - (0.20)%		(993,501)

NET ASSETS - 100.00%		$507,498,897

(a)	Registered Investment Company

(b)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

Discount Note – The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Treasury Money Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (17.06%):
71,800,000	Federal Home Loan Bank, Discount Note, 1.25%, 01/03/05	$71,795,014

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $71,795,014)		71,795,014

U.S. TREASURY OBLIGATIONS (80.75%):
United States Treasury Bills (80.75%):
200,000,000	1.60%, 01/06/05 (a)	199,946,444
100,000,000	2.09%, 01/18/05 (a)	99,913,125
40,000,000	1.62%, 01/27/05 (a)	39,953,200

Total U.S. TREASURY OBLIGATIONS (Cost $339,812,769)		339,812,769

SHORT-TERM INVESTMENT (2.36%):
9,923,976	Dreyfus Treasury Prime Cash Management Fund (b)	9,923,976

Total SHORT-TERM INVESTMENT (Cost $9,923,976)		9,923,976

Total Investments (Cost $421,531,759) (c) - 100.17%		421,531,759
Liabilities in excess of other assets - (0.17)%		(701,212)

NET ASSETS - 100.00%		$420,830,547

(a)	The rate shown is the effective yield at the time of purchase.

(b)	Registered Investment Company

(c)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

Discount Note – The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Short-Term Government Securities Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
ASSET BACKED SECURITIES (2.65%):
5,000,000	Citifinancial Mortgage Securities, Inc., Step Bond, 2003-4 AF2, 2.66%, 10/25/33	$4,977,555
6,000,000	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3, 4.54%, 08/25/28	6,076,816

Total ASSET BACKED SECURITIES (Cost $11,072,232)		11,054,371

COLLATERALIZED MORTGAGE OBLIGATIONS (33.80%):
7,730,718	Bank of America Mortgage Securities, 2004-B 2A2 (a), 4.15%, 03/25/34	7,678,296
6,691,877	Bear Stearns ARM, 2004-1 11A3 (a), 3.53%, 04/25/34	6,696,051
5,695,959	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	5,753,308

Federal Home Loan Mortgage Corporation (14.16%):
11,659,000	2731 EA, 3.50%, 01/15/11	11,662,290
6,640,000	2743 HA, 4.50%, 11/15/09	6,713,145
6,200,000	2752 PA, 3.50%, 11/15/08	6,202,079
1,582,988	2766 BV, 4.50%, 02/15/12	1,585,371
6,500,000	2772 YA, 3.50%, 12/15/11	6,496,742
8,835,000	2807 NL, 3.50%, 01/15/15	8,832,637
8,835,000	2808 PA, 4.00%, 09/15/12	8,875,196
8,433,321	2836 TA, 5.00%, 10/15/27	8,634,909

		59,002,369

Federal National Mortgage Association (14.81%):
6,919,000	1997-M5 C, 6.74%, 08/25/07	7,398,163
28,889	2001-51 GD, 5.50%, 10/25/25	28,836
1,673,011	2001-M2 A, 6.22%, 01/25/09	1,723,631
5,721,688	2002-89 CA, 5.00%, 04/25/16	5,825,835
8,600,000	2003-16 PB, 4.50%, 11/25/12	8,675,405
7,336,957	2003-89 DX, 3.50%, 05/25/15	7,331,499
8,991,000	2004-1 HA, 3.50%, 03/25/11	9,004,752
10,000,000	2004-50 MA, 4.50%, 05/25/19	10,084,106
6,552,313	2004-W4 A1, 2.75%, 06/25/34	6,490,869
5,139,923	2659 NC, 4.00%, 04/15/15	5,151,840

		61,714,936

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $142,452,202)		140,844,960

COMMERCIAL MORTGAGE-BACKED SECURITIES (6.54%):
6,990,000	Chase Commercial Mortgage Securities Corp., 1996-2 C, 6.90%, 11/19/28	7,385,526
6,000,000	Greenwich Capital Commercial Funding Corp. 2004-GG1 A2, 3.84%, 10/08/08	6,014,514
1,087,605	LB Commercial Conduit Mortgage Trust, 1998-C1 A2, 6.40%, 02/18/30	1,101,003
5,028,684	Morgan Stanley Capital, 1996-C1 C (b), 7.45%, 02/15/28	5,173,457
5,000,000	Mortgage Capital Funding, Inc., 1996-MC1 C, 7.80%, 06/15/28	5,232,391

23,478	Mortgage Capital Funding, Inc., 1996-MC2 A3, 7.01%, 09/20/06	23,517
2,284,307	Nationslink Funding Corp., 1998-2 A1, 6.00%, 08/20/30	2,306,166

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,215,242)		27,236,574

U.S. GOVERNMENT & AGENCY OBLIGATIONS (55.76%):
Fannie Mae (5.27%):
13,000,000	MTN, 3.00%, 11/22/06	12,941,409
6,000,000	MTN, 3.29%, 11/30/06	6,002,154
3,000,000	MTN, 3.63%, 01/19/07	3,011,604

		21,955,167

Federal Home Loan Bank (6.04%):
25,210,000	MTN, 3.38%, 09/14/07	25,187,563

Freddie Mac (3.15%):
13,250,000	MTN, 2.15%, 02/17/06	13,120,402

Federal Home Loan Mortgage Corporation (3.59%):
5,055,801	Pool # 1B1081 ARM (a), 3.84%, 09/01/33	5,086,348
723,918	Pool # C68593, 7.00%, 11/01/28	770,787
5,514,266	Pool # E01582, 6.00%, 01/01/19	5,775,684
3,323,613	Pool # M90903, 4.00%, 03/01/09	3,337,700

		14,970,519

Federal National Mortgage Association (15.97%):
1,745,640	Pool # 253509, 7.50%, 11/01/15	1,853,552
1,620,122	Pool # 254196, 6.00%, 02/01/17	1,698,746
4,446,367	Pool # 254475, 6.50%, 10/01/17	4,715,821
1,482,109	Pool # 323572, 7.50%, 01/01/29	1,591,323
2,272,950	Pool # 323597, 6.50%, 01/01/29	2,388,492
2,799,784	Pool # 375575, 6.60%, 12/01/07	2,972,473
2,319,903	Pool # 382316, 3.86%, 04/01/10	2,258,271
698,475	Pool # 516210, 8.00%, 08/01/14	742,806
74,999	Pool # 517390, 8.00%, 11/01/11	79,749
743,491	Pool # 535377, 8.00%, 06/01/15	790,689
2,616,539	Pool # 535863, 6.00%, 03/01/16	2,746,724
591,866	Pool # 535981, 8.00%, 01/01/16	629,438
782,478	Pool # 545362 ARM (a), 5.86%, 12/01/31	792,057
2,637,453	Pool # 555412, 6.00%, 04/01/18	2,766,285
438,050	Pool # 612310, 6.00%, 09/01/16	459,309
2,926,817	Pool # 634195, 7.50%, 10/01/28	3,142,487
6,472,494	Pool # 766684 ARM (a), 4.47%, 03/01/34	6,534,757
6,656,084	Pool # 770870 ARM (a), 4.35%, 04/01/34	6,688,195
5,164,666	Pool # 780840, 4.50%, 06/01/34	5,164,925
8,096,982	Pool # 786076 ARM (a), 4.79%, 07/01/34	8,220,948
10,174,131	Pool # 786423 ARM (a), 4.63%, 07/01/34	10,298,440

		66,535,487

Government National Mortgage Association (0.93%):
744,222	Pool # 780240, 8.50%, 09/15/09	780,758
183,086	Pool # 780752, 8.50%, 04/15/10	185,914
806,804	Pool # 781036, 8.00%, 10/15/17	878,961
1,047,191	Pool # 781181, 9.00%, 12/15/09	1,127,367
270,654	Pool # 80385 (a), 3.25%, 03/20/30	273,988
613,713	Pool # 8378 (a), 3.75%, 07/20/18	619,905

		3,866,893

U.S. Treasury Inflation Protected Bonds (2.77%):
10,595,250	3.63%, 01/15/08	11,540,961

U.S. Treasury Notes (18.04%):
24,500,000	1.63%, 02/28/06	24,167,902
22,500,000	2.50%, 05/31/06	22,370,804
21,390,000	2.75%, 07/31/06	21,320,654
7,150,000	4.38%, 05/15/07	7,348,577

		75,207,937

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $233,240,299)		232,384,929

SHORT-TERM INVESTMENTS (1.05%):
2,187,734	Dreyfus Government Cash Management Fund (c)	2,187,734
2,187,735	Fidelity U.S. Treasury II Fund (c)	2,187,736

Total SHORT-TERM INVESTMENTS (Cost $4,375,470)		4,375,470

Total Investments (Cost $419,355,445) (d) - 99.80%		415,896,304
Other assets in excess of liabilities - 0.20%		846,940

NET ASSETS - 100.00%		$416,743,244

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2004.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $5,173,457 or 1.24% of net assets.

(c)	Registered Investment Company

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
602,549	(4,061,690)	(3,459,141)

ARM – Adjustable Rate Mortgage

MTN – Medium Term Note

Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004.

Excelsior Funds, Inc.

Intermediate-Term Managed Income Fund (Fund)

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
ASSET BACKED SECURITIES (4.72%):
2,000,000	Capital One Master Trust, 2001-6 C (a), 6.70%, 06/15/11	$2,143,125
3,485,000	Capital One Multi-Asset Execution Trust, 2003-A1 A1 (b), 2.79%, 01/15/09	3,501,318
1,625,000	Capital One Multi-Asset Execution Trust, 2003-B1 B1 (b), 3.57%, 02/17/09	1,644,664
2,670,000	Chase Credit Card Master Trust, 2001-1 C (b), 3.25%, 06/16/08	2,685,991
2,226,234	Chase Funding Mortgage Loan Asset Backed Certificates, 2002-4 1A3, 3.44%, 04/25/23	2,224,992
1,275,335	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2 (b), 2.69%, 04/25/33	1,279,204
2,490,000	Household Affinity Credit Card Master Note, 2003-3 C (b), 3.38%, 08/15/08	2,512,781
2,000,000	MBNA Master Credit Card Trust USA, 2000-K C (a)(b), 3.20%, 03/17/08	1,998,750
1,101,519	Residential Asset Mortgage Products, Inc., 2003-RS8 AI1 (b), 2.58%, 08/25/21	1,101,659

Total ASSET BACKED SECURITIES (Cost $19,071,781)		19,092,484

COLLATERALIZED MORTGAGE OBLIGATIONS (3.61%):
2,426,079	Bank of America Mortgage Securities 2003-A 2A1, 3.98%, 02/25/33	2,426,239
5,793,171	Bear Stearns ARM, 2004-1 11A3 (b), 3.53%, 04/25/34	5,796,784
6,204,868	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	6,367,746

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,635,611)		14,590,769

COMMERCIAL MORTGAGE-BACKED SECURITIES (16.99%):
2,817,490	Banc of America Large Loan, 2003-BBA2 A1 (a)(b), 2.56%, 11/15/15	2,819,035
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B, 7.23%, 01/17/32	2,344,523
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C, 7.80%, 11/17/32	4,343,340
3,175,975	DLJ Mortgage Acceptance Corp., 1996-CF2 A3 (a), 7.38%, 11/12/21	3,284,740
4,372,420	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B (a), 6.82%, 10/15/30	4,649,192
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C, 6.59%, 05/15/33	4,266,477
1,886,774	LB-UBS Commercial Mortgage Trust, 2001-C2 A1, 6.27%, 06/15/20	1,996,707

3,713,081	Midland Realty Acceptance Corp., Series 1996-C2 A1, 7.34%, 01/25/29	3,948,744
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	3,109,963
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G (a), 7.15%, 06/15/06	3,138,087
2,402,770	Mortgage Capital Funding, Inc., 1996-MC2 C, 7.22%, 12/21/26	2,539,640
4,553,128	Mortgage Capital Funding, Inc., 1997-MC2 A2, 6.66%, 11/20/27	4,819,376
2,500,000	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	2,711,864
3,410,000	Nomura Asset Securities Corp., 1998-D6 A1B, 6.59%, 03/15/30	3,688,462
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4 (b), 7.62%, 03/15/30	4,733,092
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,578,639
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	6,592,925
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 08/15/41	4,985,081
3,200,000	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 05/25/34	3,182,125

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $67,362,812)		68,732,012

CORPORATE BONDS (29.31%):
500,000	AK Steel Corp., 7.75%, 06/15/12	515,000
4,440,000	Allstate Corp., 5.38%, 12/01/06	4,586,560
1,720,000	America Movil S.A., 4.13%, 03/01/09	1,694,436
1,810,000	Bank One Corp., 7.63%, 10/15/26	2,205,938
4,155,000	Caterpillar Financial Services Corp. MTN, 2.35%, 09/15/06	4,087,165
500,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	506,250
500,000	CMS Energy Corp., 9.88%, 10/15/07	558,750
250,000	Compagnie Generale de Geophysique S.A., 10.63%, 11/15/07	263,438
2,975,000	Continental Cablevision, 9.00%, 09/01/08	3,477,031
1,835,000	Credit Suisse First Boston (USA), Inc., 3.88%, 01/15/09	1,824,273
2,040,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	2,035,789
6,000,000	FedEx Corp., 2.65%, 04/01/07	5,876,561
3,150,000	Ford Motor Credit Co., 6.88%, 02/01/06	3,245,130
2,290,000	Ford Motor Credit Co., 5.80%, 01/12/09	2,341,525
3,585,000	General Motors Nova Scotia Finance Co., 6.85%, 10/15/08	3,740,600
250,000	Hercules Inc., 11.13%, 11/15/07	297,500
5,645,000	Household Finance Corp., 8.00%, 07/15/10	6,643,808
350,000	IMC Global, Inc., Series B, 10.88%, 06/01/08	420,000
2,355,000	International Lease Finance Corp., 6.38%, 03/15/09	2,550,467
2,685,000	John Deere Capital Corp. MTN, 3.38%, 10/01/07	2,660,346

5,300,000	John Deere Capital Corp. MTN (b), 2.30%, 07/11/05	5,306,535
4,130,000	JP Morgan Chase & Co., 5.25%, 05/30/07	4,293,523
3,435,000	Legg Mason Inc., 6.75%, 07/02/08	3,740,842
4,065,000	Limited Brands, Inc., 5.25%, 11/01/14	4,027,773
2,130,000	Mercantile Bancorp, 7.30%, 06/15/07	2,306,848
4,075,000	Merrill Lynch & Co., 3.00%, 04/30/07	4,026,948
5,100,000	Morgan Stanley, 4.75%, 04/01/14	4,969,481
2,000,000	Nationwide Life Global Funding, Inc. (a), 5.35%, 02/15/07	2,070,792
1,955,000	Nisource Finance Corp., 7.88%, 11/15/10	2,298,257
3,000,000	North Fork Bankcorp, Inc., 5.88%, 08/15/12	3,195,888
3,625,000	Pepsi Bottling Group, llc, 2.45%, 10/16/06	3,569,585
1,975,000	Prudential Financial, Inc., 5.10%, 09/20/14	1,984,464
1,200,000	Qwest Services Corp. (a), 14.00%, 12/15/10	1,443,000
1,750,000	Susquehanna Bancshares, Inc., 6.05%, 11/01/12	1,844,462
1,575,000	Telefonos de Mexico S.A., 4.50%, 11/19/08	1,585,496
4,185,000	Textron Financial Corp. MTN (b), 3.35%, 04/24/06	4,245,595
2,415,000	Time Warner Entertainment, 8.38%, 03/15/23	3,027,705
3,850,000	US Bank NA, 2.87%, 02/01/07	3,816,678
5,075,000	Wachovia Corp., 3.50%, 08/15/08	5,024,235
1,555,000	Wachovia Corp., 5.25%, 08/01/14	1,593,726
2,225,000	Wells Fargo Bank NA, 7.80%, 06/15/10	2,271,565
2,268,000	Weyerhauser Co., 5.25%, 12/15/09	2,368,209

Total CORPORATE BONDS (Cost $116,549,452)		118,542,174

TAX-EXEMPT SECURITIES (0.72%):
2,600,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A, 5.25%, 07/01/16	2,892,500

Total TAX-EXEMPT SECURITIES (Cost $2,837,157)		2,892,500

FOREIGN GOVERNMENT OBLIGATION (0.53%):
1,990,000	United Mexican States, 6.63%, 03/03/15	2,137,260

Total FOREIGN GOVERNMENT OBLIGATION (Cost $1,947,263)		2,137,260

U.S. GOVERNMENT & AGENCY OBLIGATIONS (39.16%):
Fannie Mae (10.36%):
2,454,000	MTN, 2.25%, 02/28/06	2,431,593
8,125,000	MTN, 2.81%, 09/28/06	8,059,480
6,150,000	MTN, 3.29%, 11/30/06	6,152,208
8,125,000	MTN, 3.63%, 01/19/07	8,156,428
11,330,000	MTN, 7.25%, 01/15/10	13,021,568
4,050,000	MTN, 5.50%, 07/18/12	4,098,819

		41,920,096

Federal National Mortgage Association (5.37%):
2,350,000	Pool # 360500, 6.26%, 09/01/13	2,596,445
2,630,000	Pool # 385538, 4.79%, 11/01/12	2,640,516
1,320,964	Pool # 545290, 7.50%, 10/01/16	1,402,624
344,489	Pool # 577218, 6.00%, 04/01/31	356,693
7,867	Pool # 578823, 5.50%, 04/01/31	8,003
2,563,874	Pool # 624250, 6.00%, 01/01/17	2,688,297
289,057	Pool # 625797, 6.00%, 01/01/17	303,085
4,673,430	Pool # 704372, ARM (b), 4.51%, 05/01/33	4,713,968
1,118,787	Pool # 709693, 5.50%, 06/01/28	1,140,480
742,748	Pool # 709698, 5.50%, 06/01/33	754,692
2,486,317	Pool # 725786, 6.02%, 06/01/09	2,660,983
2,447,767	Pool # 728826, ARM (b), 4.11%, 07/01/33	2,460,253

		21,726,039

Freddie Mac (2.32%):
5,845,000	MTN, 3.00%, 09/29/06	5,807,481
50,000	MTN, 2.85%, 01/05/07	49,607
3,355,000	MTN, 5.13%, 07/15/12	3,527,192

		9,384,280

Government National Mortgage Association (3.46%):
22,268	Pool # 195801, 8.50%, 01/15/17	24,306
10,170	Pool # 195833, 8.50%, 04/15/17	11,101
105,515	Pool # 3078, 5.50%, 05/20/31	107,879
3,980,272	Pool # 3319, 5.00%, 12/20/32	3,982,183
4,164	Pool # 334299, 8.00%, 05/15/23	4,553
4,550,306	Pool # 3442, 5.00%, 09/20/33	4,554,244
461,814	Pool # 367412, 6.00%, 11/15/23	478,964
1,938,957	Pool # 604726, 4.50%, 10/15/33	1,893,845
3,011,067	Pool # 608288, 4.50%, 09/15/33	2,941,012

		13,998,087

U.S. Treasury Bill (1.23%):
5,000,000	(c), 2.04%, 02/03/05	4,991,950

U.S. Treasury Notes (13.63%):
25,830,000	2.00%, 08/31/05	25,729,107
2,280,000	5.75%, 08/15/10	2,510,212
21,840,000	5.00%, 02/15/11	23,232,955
3,650,000	4.25%, 11/15/13	3,672,955

		55,145,229

U.S. Treasury Principal Only STRIPS (2.79%):
23,690,000	0.00%, 02/15/20	11,278,951

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $157,318,208)		158,444,632

SHORT-TERM INVESTMENTS (3.94%):
7,965,207	Dreyfus Government Cash Management Fund (d)	7,965,207
7,965,207	Fidelity U.S. Treasury II Fund (d)	7,965,206

Total SHORT-TERM INVESTMENTS (Cost $15,930,413)		15,930,413

Total Investments (Cost $395,652,697) (e) - 98.98%		400,362,244
Other assets in excess of liabilities - 1.02%		4,144,962

NET ASSETS - 100.00%		$404,507,206

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $21,546,722 or 5.33% of net assets.

(b)	Variable Rate Security – The rate disclosed is as of December 31, 2004.

(c)	The rate shown is the effective yield at the time of purchase.

(d)	Registered Investment Company

(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
6,518,835	(1,809,288)	4,709,547

ARM – Adjustable Rate Mortgage

llc – Limited Liability Company

MTN – Medium Term Note

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds, Inc.

Managed Income Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
ASSET BACKED SECURITIES (2.41%):
3,720,691	CIT RV Trust, 1999-A A4, 6.16%, 06/15/13	$3,774,975
3,000,000	Residential Asset Mortgage Products, Inc., 2003-FZ4, Class A2 (a), 2.81%, 07/25/27	2,978,702

Total ASSET BACKED SECURITIES (Cost $6,643,975)		6,753,677

COLLATERALIZED MORTGAGE OBLIGATIONS (2.72%):
4,518,794	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	4,564,291
2,983,110	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	3,061,416

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,648,750)		7,625,707

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.34%):
2,050,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	2,047,968
5,144,581	Chase Commercial Mortgage Securities Corporation, 6.60%, 12/19/29	5,525,888
2,000,000	Morgan Stanley Capital I, 1997-C1, Class F (b), 6.85%, 02/15/20	2,130,280
5,000,000	Morgan Stanley Capital I, 1999-WF1, Class B, 6.32%, 11/15/31	5,393,600
4,374,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2, Class C, 7.50%, 10/15/33	5,023,433
4,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G (b), 7.15%, 06/15/06	4,184,116
1,400,000	Mortgage Capital Funding, Inc., 1996-MC2, Class D, 7.26%, 10/20/06	1,483,175
1,160,000	Mortgage Capital Funding, Inc., 1997-MC2, Class C (a), 6.88%, 11/20/27	1,244,367
4,250,000	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	4,610,169
5,479,612	Nomura Asset Securities Corp., 1995-MD3 A1B, 8.15%, 04/04/27	5,529,013
3,500,000	Nomura Asset Securities Corp., 1998-D6 A4 (a), 7.62%, 03/15/30	4,115,732
5,000,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	5,052,049
3,200,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 08/15/41	3,340,787
4,641,368	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 05/25/34	4,615,442

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $52,779,793)		54,296,019

CORPORATE BONDS (19.35%):
700,000	AK Steel Corp., 7.75%, 06/15/12	721,000
1,550,000	America Movil S.A., 4.13%, 03/01/09	1,526,962
4,750,000	Bank One Texas N.A., 6.25%, 02/15/08	5,064,687
1,000,000	British Telecommunications plc, 8.88%, 12/15/30	1,339,021
1,500,000	CIT Group, Inc., 5.88%, 10/15/08	1,593,240
500,000	CMS Energy Corp., 9.88%, 10/15/07	558,750
2,000,000	Comcast Cable Communications, 6.88%, 06/15/09	2,221,890
2,000,000	DaimlerChrysler N.A. Holding Corp., 7.20%, 09/01/09	2,225,000
1,500,000	Deutsche Telekom International Finance, 8.75%, 06/15/30	1,980,000
1,260,000	Deutsche Telekom International Finance, 9.25%, 06/01/32	1,793,088
2,700,000	Ford Motor Credit Co., 7.50%, 03/15/05	2,723,061
2,345,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	2,436,900
250,000	Hercules Inc., 11.13%, 11/15/07	297,500
3,850,000	Household Finance Corp., 8.00%, 07/15/10	4,531,207
900,000	IMC Global, Inc., Series B, 10.88%, 06/01/08	1,080,000
1,995,000	International Lease Finance Corp., 4.50%, 05/01/08	2,020,480
3,000,000	Lehman Brothers Holdings, Inc., 7.75%, 01/15/05	3,003,750
4,000,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	4,014,324
2,000,000	Prudential Financial, Inc., 5.10%, 09/20/14	2,009,584
870,000	PSEG Energy Holdings, Inc., 8.63%, 02/15/08	954,825
800,000	Qwest Services Corp. (b), 14.00%, 12/15/10	962,000
2,215,000	Sprint Capital Corp., 8.38%, 03/15/12	2,698,185
1,600,000	Time Warner Cos., Inc., 7.25%, 10/15/17	1,862,901
5,000,000	Wal-Mart Stores, 4.13%, 02/15/11	5,017,940
1,500,000	Weyerhaeuser Co., 6.88%, 12/15/33	1,679,246

Total CORPORATE BONDS (Cost $50,745,533)		54,315,541

TAX-EXEMPT SECURITIES (3.83%):
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A, 5.00%, 10/01/16	2,200,000
2,500,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A, 5.25%, 07/01/16	2,781,250
2,500,000	Houston, Texas, Utility System Revenue Bonds, Series A, 5.25%, 05/15/16	2,778,125
2,700,000	Indiana Bond Bank, Revenue Bonds, Series B, 5.00%, 02/01/15	3,003,750

Total TAX-EXEMPT SECURITIES (Cost $10,453,081)		10,763,125

FOREIGN GOVERNMENT OBLIGATION (1.14%):
3,000,000	United Mexican States MTN, 6.38%, 01/16/13	3,195,000

Total FOREIGN GOVERNMENT OBLIGATION (Cost $3,054,214)		3,195,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS (42.59%):
Fannie Mae (6.51%):
15,000,000	Discount Note, 2.16%, 01/04/05	14,997,213
7,400,000	Discount Note, 0.00%, 10/09/19	3,292,112

		18,289,325

Federal Home Loan Bank (5.34%):
15,000,000	Discount Note, 2.10%, 01/07/05	15,000,000

Federal Home Loan Mortgage Corporation (3.41%):
4,813,868	Pool # A20105, 5.00%, 04/01/34	4,783,636
4,812,765	Pool # C01811, 5.00%, 04/01/34	4,782,539

		9,566,175

Federal National Mortgage Association (8.46%):
3,865,907	Pool # 612514, 3.99%, 05/01/33	3,873,494
4,055,035	Pool # 728826, ARM (a), 4.11%, 07/01/33	4,075,720
3,149,846	Pool # 763704, 5.00%, 04/01/34	3,126,793
2,885,358	Pool # 781126, 5.00%, 05/01/34	2,864,241
9,700,742	Pool # 782208, 5.00%, 05/01/34	9,629,747
187,697	Pool # C71221, 5.00%, 09/01/32	186,963

		23,756,958

Government National Mortgage Association (12.27%):
830,858	Pool # 2562, 6.00%, 03/20/28	863,142
1,167,168	Pool # 267812, 8.50%, 06/15/17	1,286,581
3,730,475	Pool # 3413, 4.50%, 07/20/33	3,632,008
21,384,150	Pool # 3414, 5.00%, 07/20/33	21,396,939
3,475,258	Pool # 3442, 5.00%, 09/20/33	3,478,265
68,922	Pool # 532751, 9.00%, 08/15/30	76,158
324,610	Pool # 568670, 6.50%, 04/15/32	342,011
610,257	Pool # 780548, 8.50%, 12/15/17	671,446
577,964	Pool # 780865, 9.50%, 11/15/17	650,221
1,076,567	Pool # 781085, 9.00%, 12/15/17	1,204,291
866,197	Pool # 80311, ARM (a), 3.50%, 08/20/29	882,060

		34,483,122

U.S. Treasury Inflation Protected Bonds (2.03%):
2,319,400	3.88%, 01/15/09	2,599,630
2,351,800	3.63%, 04/15/28	3,087,104

		5,686,734

U.S. Treasury Principal Only STRIPS (4.57%):
8,710,000	0.00%, 05/15/17	4,862,270
4,000,000	0.00%, 05/15/17	2,243,760
12,000,000	0.00%, 02/15/20	5,713,272

		12,819,302

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $116,526,728)		119,601,616

SHORT-TERM INVESTMENTS (8.30%):
11,644,203	Dreyfus Government Cash Management Fund (c)	11,644,203
11,644,203	Fidelity U.S. Treasury II Fund (c)	11,644,203

Total SHORT-TERM INVESTMENTS (Cost $23,288,406)		23,288,406

Total Investments (Cost $271,140,480) (d) - 99.68%		279,839,091
Other assets in excess of liabilities - 0.32%		898,511

NET ASSETS - 100.00%		$280,737,602

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2004.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $7,276,396 or 2.59% of net assets.

(c)	Registered Investment Company

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
9,248,446	(549,835)	8,698,611

ARM – Adjustable Rate Mortgage

Discount Note – The rate reported is the discount rate at the time of purchase.

MTN – Medium Term Note

plc – public limited company

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds, Inc.

Blended Equity Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (99.66%):
CONSUMER DISCRETIONARY (14.85%):
33,000	Autozone, Inc. (a)	$3,013,230
203,143	Coach, Inc. (a)	11,457,264
56,000	eBay (a)	6,511,680
61,597	Federated Department Stores	3,559,691
394,920	Fossil, Inc. (a)	10,125,749
35,000	General Motors Corp.	1,402,100
322,002	John Wiley & Sons, Class A	11,218,550
75,470	May Department Stores Co.	2,218,818
83,125	Mohawk Industries, Inc. (a)	7,585,156
415,724	News Corp., Class A	7,757,410
35,000	Omnicom Group	2,951,200
70,000	Sears Roebuck & Co.	3,572,100
200,000	Target Corp.	10,386,000
27,000	Viacom, Inc., Class B	982,530

		82,741,478

CONSUMER STAPLES (6.66%):
100,000	Altria Group, Inc.	6,110,000
58,000	Kellogg Co.	2,590,280
232,236	Sysco Corp.	8,864,448
302,537	Wal-Mart Stores, Inc.	15,980,004
92,700	Walgreen Co.	3,556,899

		37,101,631

ENERGY (9.09%):
146,244	Apache Corp.	7,395,559
102,112	BP plc ADR	5,963,341
42,000	ChevronTexaco Corp.	2,205,420
95,647	ConocoPhillips	8,305,029
356,664	Exxon Mobil Corp.	18,282,597
117,829	Nabors Industries Ltd. (a)	6,043,449
42,100	Royal Dutch Petroleum Co.(NY Shares)	2,415,698

		50,611,093

FINANCIAL (21.46%):
192,564	Allstate Corp.	9,959,410
105,000	American Express Co.	5,918,850
108,291	American International Group, Inc.	7,111,470
258,134	Bank of America Corp.	12,129,717
47,368	Bear Stearns Companies, Inc.	4,846,220
320,562	Citigroup, Inc.	15,444,677
5,000	Fannie Mae	356,050
108,466	Goldman Sachs Group, Inc.	11,284,803
26,450	HSBC Holdings plc ADR	2,251,953
135,000	JP Morgan Chase & Co.	5,266,350
33,600	MBIA, Inc.	2,126,208
55,588	Mellon Financial Corp.	1,729,343
63,000	Merrill Lynch & Co., Inc.	3,765,510
241,600	State Street Corp.	11,867,392
182,018	U.S. BanCorp.	5,700,804
201,000	Washington Mutual, Inc.	8,498,280
181,860	Wells Fargo & Co.	11,302,599

		119,559,636

HEALTH CARE (12.98%):
205,000	Abbott Laboratories	9,563,250
79,746	Barr Laboratories, Inc. (a)	3,631,633

25,000	Genzyme Corp. - General Division (a)	1,451,750
40,700	HCA, Inc.	1,626,372
20,500	Hospira, Inc. (a)	686,750
266,770	Johnson & Johnson	16,918,553
144,781	Medtronic, Inc.	7,191,272
93,450	Novartis AG ADR	4,722,963
349,600	Pfizer, Inc.	9,400,744
110,000	Schering Plough Corp.	2,296,800
113,886	Teva Pharmaceutical	3,400,636
98,895	Wellpoint Health Networks (a)	11,372,925

		72,263,648

INDUSTRIALS (12.91%):
90,752	Caterpillar, Inc.	8,849,228
192,770	Danaher Corp.	11,066,926
59,000	Dover Corp.	2,474,460
715,684	General Electric Co.	26,122,465
90,000	Herman Miller, Inc.	2,486,700
155,400	Illinois Tool Works, Inc.	14,402,472
85,000	Tyco International Ltd.	3,037,900
115,000	Waste Management, Inc.	3,443,100

		71,883,251

INFORMATION TECHNOLOGY (14.85%):
262,925	Accenture Ltd., Class A (a)	7,098,975
172,752	Analog Devices, Inc.	6,378,004
139,890	Applied Materials, Inc. (a)	2,392,119
501,850	Cisco Systems, Inc. (a)	9,685,705
80,000	Dell, Inc. (a)	3,371,200
460,588	Intel Corp.	10,773,153
98,949	International Business Machines Corp.	9,754,392
35,169	Lexmark International Group, Inc. (a)	2,989,365
35,000	Maxim Integrated Products, Inc.	1,483,650
672,107	Microsoft Corp.	17,951,979
80,000	NCR Corp. (a)	5,538,400
117,788	SAP AG ADR	5,207,407
2,251	Texas Instruments, Inc.	55,420

		82,679,769

RAW/INTERMEDIATE MATERIALS (1.99%):
30,000	Air Products & Chemicals, Inc.	1,739,100
208,512	Aracruz Cellulose S.A. ADR	7,860,902
35,000	International Paper Co.	1,470,000

		11,070,002

REAL ESTATE (2.29%):
198,418	St. Joe Co.	12,738,436

UTILITIES (2.58%):
120,800	Exelon Corp.	5,323,656
140,000	TXU Corp.	9,038,400

		14,362,056

Total COMMON STOCKS (Cost $307,393,628)		555,011,000

Total Investments (Cost $307,393,628) (b) - 99.66%		555,011,000
Other assets in excess of liabilities - 0.34%		1,888,958

NET ASSETS - 100.00%		$556,899,958

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
249,414,848	(1,797,476)	247,617,372

plc – Public limited company

ADR - American Depository Receipt

Excelsior Funds, Inc.

Value & Restructuring Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (94.68%):
CONSUMER DISCRETIONARY (24.58%):
1,750,000	Black & Decker Corp.	$154,577,500
2,350,000	Centex Corp.	140,013,000
1,247,500	Harman International	158,432,500
3,300,000	Interpublic Group of Companies, Inc. (a)	44,220,000
1,500,000	Journal Communications, Inc. Class A	27,105,000
3,600,000	Liberty Media Corp. Class A (a)	39,528,000
1,950,000	Loews Corp - Carolina Group	56,452,500
2,100,000	Newell Rubbermaid, Inc.	50,799,000
1,950,000	TJX Cos., Inc.	49,003,500
1,125,000	Viacom, Inc., Class B	40,938,750
5,561,500	XM Satellite Radio Holdings, Inc., Class A (a)	209,223,630
2,050,000	Zale Corp. (a)	61,233,500

		1,031,526,880

CONSUMER STAPLES (4.06%):
1,800,000	ConAgra Foods, Inc.	53,010,000
2,225,000	Dean Foods Co. (a)	73,313,750
1,500,000	Kraft Foods, Inc., Class A	53,415,000

		179,738,750

ENERGY (11.64%):
1,600,000	Avon Products, Inc.	61,920,000
2,100,000	Burlington Resources, Inc.	91,350,000
600,000	ConocoPhillips	52,098,000
1,750,000	Consol Energy, Inc.	71,837,500
2,150,000	Devon Energy Corp.	83,678,000
800,000	Noble Energy, Inc.	49,328,000
1,250,000	Petrobras Brasileiro ADR	49,725,000
1,550,000	Todco, Class A (a)	28,551,000

		488,487,500

FINANCIAL (19.15%):
1,400,000	Ace Ltd.	59,850,000
2,325,000	Amvescap plc ADR	29,202,000
1,650,000	Apollo Investment Corp. (b)	24,915,000
700,000	CIT Group, Inc.	32,074,000
1,575,000	Citigroup, Inc.	75,883,500
900,000	Freddie Mac	66,330,000
1,775,000	JP Morgan Chase & Co.	69,242,750
675,000	Lehman Brothers Holding, Inc.	59,049,000
700,000	Loews Corp. - Carolina Group	49,210,000
2,250,000	MCG Capital Corp.	38,542,500
800,000	Mellon Financial Corp.	24,888,000
1,200,000	Metlife, Inc.	48,612,000
1,325,000	MoneyGram International, Inc.	28,010,500
1,150,000	Morgan Stanley	63,848,000
800,000	PNC Financial Services Group, Inc.	45,952,000
1,700,000	Primus Guaranty Ltd.	27,863,000
600,000	Washington Mutual, Inc.	25,368,000
450,000	XL Capital Ltd., Class A	34,942,500

		803,782,750

HEALTH CARE (3.42%):
850,000	AmerisourceBergen Corp.	49,878,000
94,000	Baxter International, Inc.	3,246,760
1,050,000	Bristol-Myers Squibb Co.	26,901,000
1,150,000	HCA, Inc.	45,954,000
600,000	Wyeth	25,554,000

		151,533,760

INDUSTRIALS (13.45%):
1,600,000	AGCO Corp. (a)	35,024,000
500,000	Arlington Tankers (a)	11,475,000
2,600,000	Cendant Corp.	60,788,000
1,300,000	Deluxe Corp.	48,529,000
1,400,000	Empresa Brasileira de Aeronautica S.A. ADR	46,816,000
825,000	Gol Linhas Aereas Inteligentes S.A. ADR (a)	26,301,000
1,250,000	Overnite Corp.	46,550,000
1,050,000	Ryder Systems, Inc.	50,158,500
1,500,000	Tyco International Ltd.	53,610,000
1,100,000	Union Pacific Corp.	73,975,000
3,150,000	United Rentals, Inc. (a)	59,535,000
500,000	United Technologies Corp.	51,675,000

		564,436,500

INFORMATION TECHNOLOGY (6.47%):
1,600,000	Harris Corp.	98,864,000
2,250,000	Nokia Oyj ADR	35,257,500
1,200,000	Plantronics, Inc.	49,764,000
1,250,000	Texas Instruments, Inc.	30,775,000
2,200,000	Unisys Corp. (a)	22,396,000
2,300,000	Vishay Intertechnology, Inc. (a)	34,546,000

		271,602,500

RAW/INTERMEDIATE MATERIALS (5.60%):
650,000	Cambrex Corp.	17,615,000
400,000	Eagle Materials, Inc. Class B	33,720,000
644,800	Foundation Coal Holdings, Inc. (a)	14,869,088
1,525,000	Georgia-Pacific Corp.	57,157,000
1,200,000	Lafarge North America, Inc.	61,584,000
925,000	PPG Industries, Inc.	63,048,000

		247,993,088

REAL ESTATE (4.61%):
1,100,000	Capital Lease Funding, Inc.	13,750,000
1,920,000	Diamondrock Hospitality Co. (c)	19,584,000
1,300,000	Fieldstone Investment Corp. (c)	22,425,000
2,050,000	Friedman Billings Ramsey Group, Inc., Class A	39,749,500
1,450,000	Host Marriott Corp.	25,085,000
1,300,000	Luminent Mortgage Capital, Inc.	15,470,000
1,000,000	Peoples Choice Financial Corp.	10,000,000
1,600,000	Provident Senior Living Trust (c)	25,600,000
900,000	Saxon Capital, Inc.	21,591,000

		193,254,500

TELECOMMUNICATION (3.58%):
1,625,000	America Movil S.A. de C.V., Series L ADR	85,068,750
900,000	Iowa Telecommunications Services Inc.	19,413,000
1,800,000	Nextel Communications, Inc., Class A (a)	54,000,000

		158,481,750

UTILITIES (2.38%):
7,800,000	Calpine Corp. (a)	30,732,000
1,300,000	Centerpoint Energy, Inc.	14,690,000
1,050,000	Duke Energy Corp.	26,596,500
649,275	Public Service Enterprise Group, Inc.	33,612,967

		105,631,467

Total COMMON STOCKS (Cost $2,886,125,333)		4,196,469,445

FOREIGN COMMON STOCKS (1.51%):
ITALY (1.01%):
4,570,000	Enel S.p.A	44,828,844

UNITED KINGDOM (0.50%):
1,200,000	Severn Trent plc	22,261,871

Total FOREIGN COMMON STOCKS (Cost $45,124,797)		67,090,715

CONVERTIBLE PREFERRED STOCKS (2.62%):
CONSUMER DISCRETIONARY (1.20%):
995,000	Adelphia Communications, Preferred Exchange, 7.50%, In Default	447,750
1,000,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	52,790,000

		53,237,750

FINANCIAL (0.22%):
300,000	Genworth Financial, Inc., Preferred Exchange, 6.00%	9,723,000

HEALTH CARE (1.20%):
942,400	Baxter International, Inc., Preferred Exchange, 7.00%	53,207,904

Total CONVERTIBLE PREFERRED STOCKS (Cost $115,849,674)		116,168,654

REPURCHASE AGREEMENT (1.02%):
45,089,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $45,095,576 (collateralized by FNMA discount note, par value $45,338,000, maturing on 3/30/05; total market value $45,089,000)	45,089,000

Total REPURCHASE AGREEMENT (Cost $45,089,000)		45,089,000

CALL OPTIONS WRITTEN ((0.08)%):
(2,150)	Harman International Industries, Inc., Expires 1/25/05, strike price 110	(3,687,250)

Total CALL OPTIONS WRITTEN (Cost $-906,029)		(3,687,250)

Total Investments (Cost $3,091,282,775) (d) - 99.75%		4,421,130,564
Other assets in excess of liabilities - 0.25%		11,191,054

NET ASSETS - 100.00%		$4,432,321,618

(a)	Non-income producing security

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $67,609,000 or 1.53% of net assets.

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
1,476,634,309	(146,786,520)	1,329,847,789

plc - Public limited company

ADR - American Depository Receipt

In Default - Security in default on income payments.

Excelsior Funds, Inc.

Small Cap Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.98%):
CONSUMER DISCRETIONARY (19.79%):
200,000	A.C. Moore Arts & Crafts, Inc. (a)	$5,762,000
450,000	BJ’s Wholesale Club, Inc. (a)	13,108,500
900,000	Corinthian Colleges, Inc. (a)	16,960,500
800,000	Krispy Kreme Doughnuts, Inc. (a)	10,080,000
800,000	Oakley, Inc.	10,200,000
260,000	Panera Bread Co., Class A (a)	10,483,200
1,000,000	Sotheby’s Holdings, Inc., Class A (a)	18,160,000
260,000	Thor Industries, Inc.	9,633,000
240,000	Urban Outfitters, Inc. (a)	10,656,000

		105,043,200

CONSUMER STAPLES (1.31%):
300,000	American Italian Pasta Co.	6,975,000

ENERGY (5.77%):
360,000	Cal Dive International, Inc. (a)	14,670,000
250,000	Helmerich & Payne, Inc.	8,510,000
200,000	Oceaneering International, Inc. (a)	7,464,000

		30,644,000

FINANCIAL (14.89%):
600,000	E*TRADE Group, Inc. (a)	8,970,000
350,000	Jefferies Group, Inc.	14,098,000
1,500,000	Knight Trading Group, Inc. (a)	16,425,000
1,600,000	LaBranche & Co., Inc. (a)	14,336,000
64,050	Park National Corp.	8,678,775
250,000	Philadelphia Consolidated Holdings Corp. (a)	16,535,000

		79,042,775

HEALTH CARE (10.03%):
300,000	Arrow International, Inc.	9,297,000
420,000	Kensey Nash Corp. (a)	14,502,600
400,000	LifePoint Hospitals, Inc. (a)	13,928,000
1,400,000	Orthovita, Inc. (a)	5,866,000
280,000	Zoll Medical Group (a)	9,632,000

		53,225,600

INDUSTRIALS (9.58%):
1,800,000	Quanta Services, Inc. (a)	14,400,000
400,000	Simpson Manufacturing Co., Inc.	13,960,000
500,000	Thomas & Betts Corp. (a)	15,375,000
180,000	Triumph Group, Inc. (a)	7,110,000

		50,845,000

INFORMATION TECHNOLOGY (19.63%):
220,000	Cabot Microelectronics Corp. (a)	8,811,000
340,000	CACI International, Inc., Class A (a)	23,164,200
500,000	Dendrite International, Inc. (a)	9,700,000
570,000	Forrester Research, Inc. (a)	10,225,800
880,000	Keane, Inc. (a)	12,936,000
260,000	Manhattan Associates, Inc. (a)	6,208,800
200,000	MAXIMUS, Inc. (a)	6,224,000
200,000	Quanex Corp.	13,714,000
660,000	RSA Security, Inc. (a)	13,239,600

		104,223,400

RAW/INTERMEDIATE MATERIALS (6.23%):
420,000	Cambrex Corp.	11,382,000
300,000	Steel Dynamics, Inc.	11,364,000
400,000	Stillwater Mining Co. (a)	4,504,000
600,000	USEC, Inc.	5,814,000

		33,064,000

TECHNOLOGY (5.93%):
680,000	CommScope, Inc. (a)	12,852,000
1,000,000	Kulicke & Soffa Industries, Inc. (a)	8,620,000
550,000	Technitrol, Inc. (a)	10,010,000

		31,482,000

TRANSPORTATION (3.34%):
1,000,000	Kansas City Southern (a)	17,730,000

UTILITIES (1.48%):
320,000	Aqua America, Inc.	7,868,800

Total COMMON STOCKS (Cost $386,536,487)		520,143,775

REPURCHASE AGREEMENT (1.99%):
10,563,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $10,564,540 (collateralized by FNMA discount note, par value $10,621,000, maturing on 3/30/05; total market value $10,563,000)	10,563,000

Total REPURCHASE AGREEMENT (Cost $10,563,000)		10,563,000

Total Investments (Cost $397,099,487) (b) - 99.97%		530,706,775
Other assets in excess of liabilities - 0.03%		171,023

NET ASSETS - 100.00%		$530,877,798

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
140,428,418	(6,821,130)	133,607,288

Excelsior Funds, Inc.

Large Cap Growth Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (93.86%):
CONSUMER DISCRETIONARY (22.44%):
136,600	Carnival Corp., Class A	$7,872,258
31,800	eBay (a)	3,697,704
60,900	Kohls Corp. (a)	2,994,453
96,300	Lowes Companies, Inc.	5,545,917
418,900	News Corp., Class A	7,816,674
117,400	Petsmart, Inc.	4,171,222
87,600	Starbucks Corp. (a)	5,462,736
200,600	Univision Communications, Inc. (a)	5,871,562

		43,432,526

FINANCIAL (9.12%):
25,400	Chicago Mercantile Exchange	5,808,980
66,100	Lehman Brothers Holding, Inc.	5,782,428
113,726	SLM Corp.	6,071,831

		17,663,239

HEALTH CARE (28.05%):
97,900	Alcon, Inc.	7,890,740
55,000	Amgen, Inc. (a)	3,528,250
101,600	Boston Scientific Corp. (a)	3,611,880
160,000	Caremark Rx, Inc. (a)	6,308,800
73,600	Eli Lilly & Co.	4,176,800
198,700	Gilead Sciences, Inc. (a)	6,952,513
75,700	Medtronic, Inc.	3,760,019
88,900	Patterson Cos., Inc. (a)	3,857,371
222,800	Teva Pharmaceutical	6,652,808
94,100	Zimmer Holdings, Inc. (a)	7,539,292

		54,278,473

INDUSTRIALS (6.03%):
45,100	Apollo Group, Inc., Class A (a)	3,640,021
104,900	Career Education Corp. (a)	4,196,000
68,600	Expeditors International of Washington, Inc.	3,833,368

		11,669,389

INFORMATION TECHNOLOGY (24.17%):
65,300	Apple Computer, Inc. (a)	4,205,320
117,500	Broadcom Corp., Class A (a)	3,792,900
132,600	Dell, Inc. (a)	5,587,764
75,500	Electronic Arts, Inc. (a)	4,656,840
170,700	Qualcomm, Inc.	7,237,680
44,500	Research In Motion Ltd. (a)	3,667,690
171,100	SAP AG ADR	7,564,331
126,000	Symantec Corp. (a)	3,245,760
239,400	Veritas Software Corp. (a)	6,834,870

		46,793,155

TELECOMMUNICATION (4.05%):
149,900	America Movil S.A. de C.V., Series L ADR	7,847,265

Total COMMON STOCKS (Cost $144,348,061)		181,684,047

REPURCHASE AGREEMENT (6.21%):
12,022,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $12,023,753 (collateralized by FNMA discount note, par value $12,088,000, maturing on 3/30/05; total market value $12,022,000)	12,022,000

Total REPURCHASE AGREEMENT (Cost $12,022,000)		12,022,000

Total Investments (Cost $156,370,061) (b) - 100.07%		193,706,047
Liabilities in excess of other assets - (0.07)%		(127,512)

NET ASSETS - 100.00%		$193,578,535

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
40,552,620	(3,216,634)	37,335,986

ADR - American Depository Receipt

Ltd. - Limited

Excelsior Funds, Inc.

Energy & Natural Resources Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (96.50%):
ENERGY (66.93%):
56,300	Arlington Tankers (a)	$1,292,085
60,000	BJ Services Co.	2,792,400
63,940	BP plc ADR	3,734,096
110,000	Burlington Resources, Inc.	4,785,000
229,000	Carrizo Oil & Gas, Inc. (a)	2,587,700
275,000	Chesapeake Energy Corp.	4,537,500
35,000	Cimarex Energy Co. (a)	1,326,500
70,000	Cooper Cameron Corp. (a)	3,766,700
138,988	Devon Energy Corp.	5,409,413
100,000	Diamond Offshore Drilling	4,005,000
600,000	Endeavor International Corp.	2,514,000
100,000	Exxon Mobil Corp.	5,126,000
100,000	Halliburton Co.	3,924,000
100,000	Hornbeck Offshore Services, Inc.	1,930,000
250,000	Input/Output, Inc. (a)	2,210,000
81,000	Kerr-McGee Corp.	4,680,990
265,000	McMoRan Exploration Co. (a)	4,955,500
60,000	Murphy Oil Corp.	4,827,000
137,000	Nabors Industries Ltd. (a)	7,026,730
50,000	National-Oilwell, Inc. (a)	1,764,500
95,000	Newfield Exploration Co. (a)	5,609,750
110,000	Noble Corp. (a)	5,471,400
75,000	Oceaneering International, Inc. (a)	2,799,000
105,000	Patterson-UTI Energy, Inc.	2,042,250
50,000	Peabody Energy Corp.	4,045,500
500,000	Petroquest Energy, Inc.	2,475,000
180,000	Plains Exploration & Production Co. (a)	4,680,000
95,000	Premcor, Inc.	4,006,150
100,000	Range Resources Corp.	2,046,000
75,000	Schlumberger Ltd.	5,021,250
65,000	Smith International, Inc. (a)	3,536,650
101,000	Southwestern Energy Co. (a)	5,119,690
130,000	Suncor Energy, Inc.	4,602,000
50,000	Tidewater, Inc.	1,780,500
145,000	Transocean Sedco Forex, Inc. (a)	6,146,550
60,000	Ultra Petroleum Corp. (a)	2,887,800
147,500	XTO Energy, Inc.	5,218,550

		140,683,154

INDUSTRIALS (4.08%):
37,500	Florida Rock Industries, Inc.	2,232,375
275,000	Willbros Group, Inc. (a)	6,338,750

		8,571,125

RAW/INTERMEDIATE MATERIALS (18.96%):
125,000	Aracruz Cellulose S.A. ADR	4,712,500
131,676	Cemex S.A. de C.V. ADR	4,794,323
95,000	Dow Chemical Co.	4,703,450
167,000	Foundation Coal Holdings, Inc. (a)	3,851,020
115,000	Freeport-McMoRan Copper & Gold, Inc., Class B	4,396,450
225,000	Lyondell Chemical Co.	6,507,000
135,000	MeadWestvaco Corp.	4,575,150
30,000	Phelps Dodge Corp.	2,967,600
100,000	Westlake Chemical Corp.	3,340,000

		39,847,493

REAL ESTATE (3.51%):
115,000	St. Joe Co.	7,383,000

UTILITIES (3.02%):
390,000	Williams Cos., Inc.	6,353,100

Total COMMON STOCKS (Cost $152,536,809)		202,837,872

REPURCHASE AGREEMENT (3.04%):
6,382,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $6,382,931 (collateralized by FNMA discount note, par value $6,417,000, maturing on 3/30/05; total market value $6,382,000)	6,382,000

Total REPURCHASE AGREEMENT (Cost $6,382,000)		6,382,000

Total Investments (Cost $158,918,809) (b) - 99.54%		209,219,872
Other assets in excess of liabilities - 0.46%		965,021

NET ASSETS - 100.00%		$210,184,893

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
50,984,900	(683,837)	50,301,063

plc - Public limited company

ADR - American Depository Receipt

Excelsior Funds, Inc.

Real Estate Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (96.98%):
CONSUMER DISCRETIONARY (3.22%):
75,000	Starwood Hotels & Resorts Worldwide, Inc.	$4,380,000

REAL ESTATE (91.73%):
85,000	AMB Property Corp.	3,433,150
215,000	Amerivest Properties, Inc.	1,376,000
70,000	Apartment Investment & Management Co., Class A	2,697,800
53,684	AvalonBay Communities, Inc.	4,042,405
75,500	Boston Properties, Inc.	4,882,585
80,000	Camden Property Trust	4,080,000
100,976	Catellus Development Corp.	3,089,866
190,000	Cedar Shopping Centers, Inc.	2,717,000
30,000	Centerpoint Properties Trust	1,436,700
105,000	Cousins Properties, Inc.	3,178,350
120,000	Duke Realty Corp.	4,096,800
169,620	Equity Office Properties Trust	4,939,334
126,720	Equity Residential	4,584,730
72,000	Federal Realty Investment Trust	3,718,800
48,000	Forest City Enterprises, Inc., Class A	2,762,400
126,500	General Growth Properties, Inc.	4,574,240
100,000	GMH Communities Trust	1,410,000
110,000	Healthcare Realty Trust, Inc.	4,477,000
97,500	Heritage Property Investment Trust	3,128,775
60,000	Home Properties of New York, Inc.	2,580,000
133,800	Host Marriott Corp.	2,314,740
67,500	Kimco Realty Corp.	3,914,325
90,000	Liberty Property Trust	3,888,000
55,000	Macerich Co.	3,454,000
55,000	Pan Pacific Retail Properties, Inc.	3,448,500
75,000	Parkway Properties, Inc.	3,806,250
75,000	Post Properties, Inc.	2,617,500
105,000	Prentiss Properties Trust	4,011,000
85,000	Prologis	3,683,050
71,200	Public Storage, Inc.	3,969,400
105,000	Simon Property Group, Inc.	6,790,349
45,000	St. Joe Co.	2,889,000
4,486	Trizec Canada, Inc.	76,380
140,513	Trizec Properties, Inc.	2,658,506
40,000	U-Store-It Trust (a)	694,000
70,000	Vornado Realty Trust	5,329,100
98,875	Weingarten Realty Investors	3,964,888

		124,714,923

TRANSPORTATION (2.03%):
65,000	Alexander & Baldwin, Inc.	2,757,300

Total COMMON STOCKS (Cost $91,289,947)		131,852,223

REPURCHASE AGREEMENT (2.45%):
3,329,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $3,329,485 (collateralized by FNMA discount note, par value $3,347,000, maturing on 3/30/05; total market value $3,329,000)	3,329,000

Total REPURCHASE AGREEMENT (Cost $3,329,000)		3,329,000

Total Investments (Cost $94,618,947) (b) - 99.43%	135,181,223
Other assets in excess of liabilities - 0.57%	781,740

NET ASSETS - 100.00%	$135,962,963

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
40,865,296	(303,020)	40,562,276

Excelsior Funds, Inc.

International Fund

Schedule of Portfolio Investments	December 31, 2004
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (93.98%):
AUSTRALIA (0.92%):
62,947	Rio Tinto Ltd.	$1,926,678

BELGIUM (4.55%):
85,500	Dexia	1,963,931
6,870	Electrabel S.A.	3,057,268
77,400	Fortis S.A.	2,137,019
24,800	Umicore	2,330,100

		9,488,318

BRAZIL (2.46%):
26,500	Aracruz Cellulose S.A. ADR	999,050
129,300	Gol Linhas Aereas Inteligentes S.A. ADR (a)	4,122,084

		5,121,134

CANADA (1.02%):
60,268	Suncor Energy, Inc.	2,130,179

CHINA (2.32%):
1,701,800	Cafe de Coral Holdings Ltd. (Hong Kong)	1,970,538
286,000	Sun Hung Kai Properties Ltd. (Hong Kong)	2,860,883

		4,831,421

FINLAND (1.00%):
112,900	Fortum Oyj	2,086,287

FRANCE (7.65%):
79,428	AXA S.A.	1,959,163
46,400	BNP Paribas S.A.	3,355,430
39,356	Carrefour S.A.	1,871,019
33,900	Compagnie Generale de Geophysique S.A. (CGG) (a)	2,334,204
39,126	Sanofi-Aventis S.A.	3,121,374
15,189	TotalFinaElf S.A.	3,311,678

		15,952,868

GERMANY (3.85%):
11,700	Adidas-Salomon AG	1,891,557
41,310	Fielmann AG	2,931,298
247,500	SGL Carbon AG (a)	3,213,588

		8,036,443

GREECE (1.08%):
125,200	Hellenic Telecommunication S.A.	2,245,633

HONG KONG (0.83%):
3,237,000	CNOOC Ltd.	1,738,733

INDIA (2.39%):
82,100	India Fund, Inc. (b)	2,433,444
70,100	State Bank of India GDR (c)	2,558,650

		4,992,094

INDONESIA (1.11%):
4,447,400	PT Telekomunikasi Indonesia Tbk	2,314,356

IRELAND (3.59%):
205,363	Anglo Irish Bank Corp. plc	4,987,447
149,400	Depfa Bank plc	2,507,398

		7,494,845

ITALY (3.93%):
1,221,500	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	2,983,108

157,390	ENI S.p.A.	3,933,415
74,650	Permasteelisa S.p.A.	1,278,181

		8,194,704

JAPAN (16.63%):
521	Can Do Co., Ltd.	661,264
521	Can Do Co., Ltd., When Issued	661,264
57,100	Canon, Inc.	3,082,870
435,963	Chiyoda Corp. (a)	3,188,053
92,300	Daikin Industries Ltd.	2,667,396
3,220	eAccess Ltd.	2,845,106
64,700	FamilyMart Co., Ltd.	1,885,570
48,000	Ito-Yokado Co., Ltd.	2,015,133
245	Japan Retail Fund Investment Corp.	2,069,075
13,000	Keyence Corp.	2,914,132
132	Millea Holdings, Inc.	1,958,897
140,200	Mimasu Semiconducotor Industry Co., Ltd.	2,103,856
309	Mitsubishi Tokyo Financial Group, Inc.	3,137,515
360,900	Mitsui Osk Lines, Ltd.	2,166,986
152,000	Nissan Motors Co., Ltd.	1,653,190
148,200	Toppan Printing Co., Ltd.	1,645,139

		34,655,446

MALAYSIA (0.94%):
981,700	Public Bank Berhad	1,963,400

MEXICO (2.46%):
81,900	Cemex S.A. de C.V. ADR	2,981,979
55,900	Telefonos de Mexico S.A. de C.V., Series L ADR	2,142,088

		5,124,067

NETHERLANDS (1.71%):
49,375	Heineken NV	1,643,265
174,200	Qiagen NV	1,914,416

		3,557,681

NORWAY (2.80%):
321,000	Telenor ASA	2,909,046
223,400	Yara International ASA	2,935,599

		5,844,645

RUSSIA (0.87%):
14,970	Lukoil Co. ADR	1,817,358

SOUTH KOREA (1.06%):
5,100	Samsung Electronic Co., Ltd.	2,220,284

SPAIN (3.34%):
36,550	Fomento de Construcciones y Contratas S.A. (FCC)	1,756,959
82,500	Repsol YPF S.A.	2,144,631
162,722	Telefonica S.A.	3,059,937

		6,961,527

SWEDEN (1.30%):
77,800	Modern Times Group (MTG) AB, Class B (a)	2,119,668
161,000	Ortivus AB (a)	598,594

		2,718,262

SWITZERLAND (4.34%):
105	Lindt & Spruengli AG	1,533,956
38,580	Novartis AG	1,939,663
23,610	Roche Holdings AG	2,711,722
34,300	UBS AG, Registered Shares	2,869,619

		9,054,960

TAIWAN (2.03%):
110,320	AU Optronics Corp. ADR	1,579,782
575,000	Hon Hai Precision, Inc.	2,660,320

		4,240,102

THAILAND (1.45%):
2,031,200	Dhipaya Insurance Public Co., Ltd. (Foreign Shares)	841,001
308,700	Siam Cement Public Co., Ltd. (Foreign Shares)	2,191,107

		3,032,108

UNITED KINGDOM (16.84%):
131,946	Alliance Unichem plc	1,909,895
493,616	BAE Systems plc	2,182,801
323,700	BG Group	2,198,365
88,800	Carpetright plc	1,942,101
297,300	Davis Service Group plc	2,338,475
129,678	GlaxoSmithKline plc	3,040,125
258,100	Lloyds TSB Group	2,342,087
67,473	Reckitt Benckiser plc	2,037,458
88,721	Royal Bank of Scotland Group plc	2,982,047
785,700	Sage Group plc (The)	3,048,591
677,992	Serco Group plc	3,121,690
397,134	Stolt Offshore S.A. (a)	2,565,110
1,265,446	Vodafone Group plc	3,429,147
496,576	William Morrison Supermarkets plc	1,972,014

		35,109,906

UNITED STATES (1.51%):
25,000	Freeport-McMoRan Copper & Gold, Inc., Class B	955,750
114,000	News Corp, Inc., Class B	2,188,800

		3,144,550

Total COMMON STOCKS (Cost $149,239,755)		195,997,989

PREFERRED STOCKS (2.35%):
GERMANY (1.44%):
1,663	Porsche AG	1,053,011
31,800	Rhoen-Klinikum AG	1,952,310

		3,005,321

SOUTH KOREA (0.91%):
63,135	Hyuandai Motor Co., Ltd.	1,894,416

Total PREFERRED STOCKS (Cost $3,173,547)		4,899,737

RIGHTS (0.02%):
BRAZIL (0.00%):
25,200	Companhia Vale do Rio Doce S.A. (d)	0
INDIA (0.02%):
82,100	India Fund, Inc. (d)	40,557

Total RIGHTS (Cost $0)		40,557

REPURCHASE AGREEMENT (3.41%):
7,121,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $7,122,038 (collateralized by FNMA discount note, par value $7,160,000, maturing on 3/5/05; total market value $7,121,000)	7,121,000

Total REPURCHASE AGREEMENT (Cost $7,121,000)		7,121,000

Total Investments (Cost $159,534,302) (e)- 99.76%		208,059,283
Other assets in excess of liabilities - 0.24%		497,651

NET ASSETS - 100.00%		$208,556,934

(a)	Non-income producing security

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $2,558,650 or 1.23% of net assets.

(d)	Rights are fair valued using methods determined in good faith by the Valuation Committee of the Board of Directors.

(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
51,103,467	(2,578,486)	48,524,981

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. - Limited

plc - Public limited company

Excelsior Funds, Inc.

Pacific / Asia Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (95.32%):
AUSTRALIA (1.29%):
54,986	Rio Tinto Ltd.	$1,683,008

CHINA (17.77%):
2,558,800	Cafe de Coral Holdings Ltd. (Hong Kong)	2,962,870
10,574,887	Champion Technology Holdings Ltd. (Hong Kong)	1,836,721
6,262,000	China Oilfield Services Ltd., Class H (Hong Kong)	1,913,420
20,100	CNOOC Ltd. ADR (Hong Kong)	1,089,219
5,627,900	Convenience Retail Asia Ltd. (Hong Kong)	2,063,597
1,092,200	Hongkong Land Holdings Ltd.	2,894,330
2,618,000	Huaneng Power International, Inc., Class H (Hong Kong)	1,953,581
3,600,000	Launch Tech Co., Ltd., Class H (Hong Kong)	833,698
1,988,400	People’s Food Holdings Ltd.	1,827,462
49,400	Sina Corp. ADR (a)	1,583,764
297,000	Sun Hung Kai Properties Ltd. (Hong Kong)	2,970,916
6,987,000	Symphony Holdings Ltd. (Hong Kong)	1,339,401

		23,268,979

INDIA (7.11%):
348,554	Gujarat Ambuja Cements Ltd. GDR	3,219,733
64,000	India Fund, Inc. (b)	1,896,960
1,074,500	National Thermal Power Corp.	2,160,277
55,787	State Bank of India GDR (c)	2,036,226

		9,313,196

INDONESIA (3.59%):
106,573,600	PT Bank Internasional Indonesia Tbk	2,126,415
4,957,800	PT Telekomunikasi Indonesia Tbk	2,579,959

		4,706,374

JAPAN (46.65%):
603	Can Do Co., Ltd.	765,340
603	Can Do Co., Ltd., When Issued	765,340
33,600	Canon, Inc.	1,814,088
453,745	Chiyoda Corp. (a)	3,318,086
94,300	Daikin Industries Ltd.	2,725,194
49,000	Don Quijote Co., Ltd.	2,502,026
4,180	eAccess Ltd.	3,693,337
73,600	FamilyMart Co., Ltd.	2,144,945
291,400	Fujitec Co., Ltd	1,533,460
137,700	Hitachi High-Technologies Corp.	1,945,344
110,400	Honda Motor Co., Ltd. ADR	2,877,024
277	INPEX Corp. (a)	1,398,184
71,600	Ito-Yokado Co., Ltd.	3,005,907
241	Japan Retail Fund Investment Corp.	2,035,294
116,500	JSR Corp.	2,553,503
16,000	Keyence Corp.	3,586,624
165	Millea Holdings, Inc.	2,448,621
197,650	Mimasu Semiconducotor Industry Co., Ltd.	2,965,956

338	Mitsubishi Tokyo Financial Group, Inc.	3,431,975
416,200	Mitsui Osk Lines, Ltd.	2,499,029
93	Ninety-Nine Plus, Inc.	696,422
279	Ninety-Nine Plus, Inc., When Issued	1,846,834
250,000	Nissan Motors Co., Ltd.	2,719,063
1,247,000	Resona Holdings, Inc. (a)	2,532,351
139,500	Sato Corp.	3,793,092
134,500	Toppan Printing Co., Ltd.	1,493,058

		61,090,097

MALAYSIA (2.80%):
1,832,600	Public Bank Berhad	3,665,200

SOUTH KOREA (3.14%):
72,400	Hyundai Heavy Industries Co., Ltd. (a)	2,410,301
3,898	Samsung Electronic Co., Ltd.	1,696,994

		4,107,295

TAIWAN (4.65%):
163,935	AU Optronics Corp. ADR	2,347,549
490,000	Hon Hai Precision, Inc.	2,267,055
121,900	iShares MSCI Taiwan Index Fund (b)	1,470,114

		6,084,718

THAILAND (5.44%):
8,284,800	Home Product Center Public Co., Ltd. (Foreign Shares)	950,243
8,125,800	IT City Public Co., Ltd. (Foreign Shares)	1,044,850
344,200	Siam Cement Public Co., Ltd. (Foreign Shares)	2,443,081
4,201,700	Thai Union Frozen Products Public Co., Ltd. (Foreign Shares)	2,679,752

		7,117,926

UNITED STATES (2.88%):
28,200	Freeport-McMoRan Copper & Gold, Inc., Class B	1,078,086
140,200	News Corp, Inc., Class B	2,691,840

		3,769,926

Total COMMON STOCKS (Cost $109,412,813)		124,806,719

PREFERRED STOCKS (2.00%):
SOUTH KOREA (2.00%):
87,200	Hyuandai Motor Co., Ltd.	2,616,506

Total PREFERRED STOCKS (Cost $1,409,379)		2,616,506

RIGHTS (0.02%):
INDIA (0.02%):
64,000	India Fund, Inc. (d)	31,616

Total RIGHTS (Cost $0)		31,616

REPURCHASE AGREEMENT (2.58%):
3,376,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $3,376,492 (collateralized by FNMA discount note, par value $3,395,000, maturing on 3/30/05; total market value $3,376,000)	3,376,000

Total REPURCHASE AGREEMENT (Cost $3,376,000)		3,376,000

Total Investments (Cost $114,198,192) (e) - 99.92%	130,830,841
Other assets in excess of liabilities - 0.08%	105,262

NET ASSETS - 100.00%	$130,936,103

(a)	Non-income producing security

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt registration, normally to qualified institutional buyers. At December 31, 2004, this security amounted to $2,036,226 or 1.56% of net assets.

(d)	Rights are fair valued using methods determined in good faith by the Valuation Committee of the Board of Directors.

(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
18,885,264	(2,252,615)	16,632,649

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. - Limited

plc - Public limited company

Excelsior Funds, Inc.

Emerging Markets Fund

Schedule of Portfolio Investments	December 31, 2004

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (85.36%):
ARGENTINA (0.47%):
146,000	IRSA Inversiones y Representaciones S.A. GDR	$1,642,500

BRAZIL (5.74%):
56,700	Aracruz Cellulose S.A. ADR	2,137,590
154,500	Companhia Vale do Rio Doce S.A.	4,393,503
37,000	Diagnosticos da America S.A.	333,070
167,400	Gol Linhas Aereas Inteligentes S.A. ADR (a)	5,336,712
110,900	Telemig Celular Participacoes S.A. ADR	3,130,707
148,700	Uniao de Bancos Brasileiros S.A.	4,716,764

		20,048,346

CHILE (1.70%):
308,339	Compania de Telecomunicaciones de Chile S.A. ADR	3,465,730
34,692	Vina Concha y Toro S.A. ADR	2,490,886

		5,956,616

CHINA (7.56%):
12,437,300	Chaoda Mordern Agriculture Holdings Ltd. (Hong Kong)	4,600,422
289,297	China Mobile Ltd. ADR (Hong Kong)	4,964,337
12,148,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	5,001,364
1,900,519	Dazhong Transportation Group Co., Ltd.	1,030,081
5,898,400	People’s Food Holdings Ltd.	5,420,991
168,300	Sina Corp. ADR (a)	5,395,698

		26,412,893

CZECH REPUBLIC (1.30%):
276,700	Cesky Telecom A.S.	4,561,423

HUNGARY (2.26%):
331,600	BorsodChem Rt.	3,389,135
146,900	OTP Bank Rt.	4,522,873

		7,912,008

INDIA (4.68%):
190,317	Gujarat Ambuja Cements Ltd. GDR	1,758,034
249,150	ICICI Bank Ltd. ADR	5,020,373
200,200	India Fund, Inc. (b)	5,933,928
100,200	State Bank of India GDR (c)	3,657,300

		16,369,635

INDONESIA (3.06%):
17,672,200	PT Indocement Tunggal Prakarsa Tbk	5,860,874
9,283,700	PT Telekomunikasi Indonesia Tbk	4,831,088

		10,691,962

MALAYSIA (4.51%):
1,049,400	Genting Berhad	5,247,000
2,763,750	Public Bank Berhad	5,527,500
1,632,700	Telekom Malaysia Berhad	4,984,032

		15,758,532

MEXICO (8.49%):
85,000	America Movil S.A. de C.V., Series L ADR	4,449,750
140,420	Cemex S.A. de C.V. ADR	5,112,692
129,600	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	3,544,560
385,555	Grupo Elektra S.A.	3,581,971
1,367,000	Grupo Televisa S.A.	4,129,038
131,490	Telefonos de Mexico S.A. de C.V., Series L ADR	5,038,696
1,109,315	Wal-Mart de Mexico S.A. de C.V.	3,813,722

		29,670,429

POLAND (3.21%):
417,800	KGHM Polska Miedz S.A.	4,344,276
744,700	Powszechna Kasa Oszczednoski Polski Bank S.A. (a)	6,877,503

		11,221,779

RUSSIA (4.07%):
42,350	Lukoil Co. ADR	5,141,290
96,400	MMC Norilsk Nickel ADR	5,350,200
340,600	Rostelecom ADR	3,726,164

		14,217,654

SOUTH AFRICA (7.34%):
1,624,900	African Bank Investments Ltd.	5,248,922
238,200	Gold Fields Ltd. ADR	2,972,736
125,700	Harmony Gold Mining Co., Ltd.	1,136,051
639,000	MTN Group, Ltd.	4,906,621
389,555	Nedcor Ltd.	5,349,840
348,900	Telekom South Africa Ltd.	6,035,587

		25,649,757

SOUTH KOREA (14.27%):
198,900	Hana Bank (a)	4,959,045
214,738	KT Corp. ADR	4,683,436
236,700	LG Cable, Ltd.	4,929,344
5,560	Lotte Chilsung Beverage Co., Ltd.	5,158,098
43,400	NCSoft Corp.	3,514,612
50,270	Samsung Electronic Co., Ltd.	21,885,035
212,885	SK Telecom Co., Ltd. ADR	4,736,691

		49,866,261

SPAIN (0.86%):
115,800	Repsol YPF S.A.	3,010,282

TAIWAN (8.43%):
91,770	AU Optronics Corp. ADR	1,314,146
841,628	Hon Hai Precision, Inc.	3,893,912
891,700	iShares MSCI Taiwan Index Fund (b)	10,753,902
3,080,453	President Chain Store Corp.	4,944,625
3,193,858	Synnex Technology International Corp.	4,714,515
216,096	Taiwan Semiconductor Manufacturing Co, Ltd.	343,468
414,100	Taiwan Semiconductor Manufacturing Co, Ltd. ADR	3,515,709

		29,480,277

THAILAND (3.84%):
6,285,700	BEC World Public Co., Ltd. (Foreign Shares)	2,537,881
15,074,700	Home Product Center Public Co., Ltd. (Foreign Shares)	1,729,026
2,955,500	Kasikornbank Public Co., Ltd. (Foreign Shares) (a)	4,256,346
692,200	Siam Cement Public Co., Ltd. (Foreign Shares)	4,913,133

		13,436,386

TURKEY (1.53%):
432,800	Akbank T.A.S. ADR (c)	5,359,838

UNITED KINGDOM (1.07%):
126,268	Old Mutual plc	320,969
1,349,200	Old Mutual plc (South Africa shares)	3,405,687

		3,726,656

VENEZUELA (0.97%):
151,599	Compania Anonima Nacional Telefonos de Venezuela ADR	3,394,302

Total COMMON STOCKS (Cost $237,814,131)		298,387,536

PREFERRED STOCKS (5.77%):
BRAZIL (4.34%):
177,966	Banco Bradesco S.A.	4,305,370
79,073,600	Companhia Siderurgica de Tubarao S.A.	4,661,024
169,400	Petroleo Brasileiro S.A.	6,198,572

		15,164,966

SOUTH KOREA (1.43%):
166,700	Hyuandai Motor Co., Ltd.	5,001,967

Total PREFERRED STOCKS (Cost $11,633,236)		20,166,933

RIGHTS (0.05%):
BRAZIL (0.02%):
6,564	Banco Bradesco S.A.	59,459
45,600	Companhia Vale do Rio Doce S.A. (d)	0

INDIA (0.03%):
200,200	India Fund, Inc. (d)	98,899

Total RIGHTS (Cost $0)		158,358

REPURCHASE AGREEMENT (8.16%):
28,540,000	JP Morgan Chase Securities, Inc., 1.75%, dated 12/31/04, to be repurchased 1/3/05, repurchase price $28,544,162 (collateralized by FNMA discount note, par value $28,698,000, maturing on 3/30/05; total market value $28,540,000)	28,540,000

Total REPURCHASE AGREEMENT (Cost $28,540,000)		28,540,000

Total Investments (Cost $277,987,367) (e) - 99.34%		347,252,827
Other assets in excess of liabilities - 0.66%		2,309,425

NET ASSETS - 100.00%		$349,562,252

(a)	Non-income producing security

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $9,017,138 or 2.58% of net assets.

(d)	Rights are fair valued using methods determined in good faith by the Valuation Committee of the Board of Directors.

(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
75,504,044	(6,238,584)	69,265,460

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. - Limited

plc - Public limited company

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 2/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 2/22/05

By (Signature and Title)	/s/ AGNES MULLADY
Agnes Mullady, Treasurer

Date 2/22/05